Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the U.S. Bank 401(k) Savings Plan (the “Plan”) provides only general information about the Plan’s provisions. Participants should refer to the Plan’s Summary Plan Description (the “SPD”) and plan prospectus for a more complete description of the Plan’s provisions. The SPD and plan prospectus can be reviewed by visiting www.usbank.com/benefitsandrewards.
Administration and Participation
The Plan is a defined contribution retirement plan covering substantially all employees of U.S. Bancorp (the "Company", the “Plan Sponsor”, and the “Plan Administrator”) and its subsidiaries. Employees are eligible to participate in the Plan on their hire date so long as they are a regular, permanent, non-temporary employee, meeting specific and recognized eligibility requirements. Employees become eligible for the Company matching contribution, when meeting specific service requirements. Effective January 1, 2025, following changes to the Company's matching contribution formula, the Plan began operating as a non-safe harbor plan. Eligible employees are automatically enrolled in the Plan with a before-tax salary deferral of 2 percent of eligible compensation unless the employee elects otherwise.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Internal Revenue Code (the “Code”).
The Plan is administered by the Company’s Benefits Administration Committee and has investment oversight by the Investment Committee.
Contributions
The Plan permits before-tax and after-tax (“Roth”) elective contributions up to a combined maximum of 75 percent of a participant’s eligible compensation, subject to the Internal Revenue Service (the “IRS”) limit. In addition, participants may make rollover contributions from other qualified plans. Participants aged 50 and older whose elective contributions have reached the IRS limit are permitted to make catch-up contributions up to the IRS catch-up limit. Beginning January 1, 2026, pursuant to SECURE 2.0, participants aged 50 and older with Social Security wages exceeding $150,000 in 2025 must designate any catch-up contributions as Roth contributions. All participant contributions are deposited into the Plan bi-weekly.
The Company makes a matching contribution equal to 100 percent of each participant’s contribution up to 4 percent of their annual eligible compensation, as defined in the Plan document. A participant becomes eligible for an employer matching contribution on the first day of the month following completion of one full year of service. In addition, the eligible participant must be employed on the last business day in December to receive the match for that plan year. If the participant retires after age 55 with at least 10 years of service since their most recent date of hire or if they leave because of disability or death, the participant will receive the match for that plan year. The employer matching contribution is deposited in the Plan annually and is initially invested in eligible participants’ accounts based on their future contribution investment election. Participants can subsequently change how their matching contributions are invested at any time, subject to restrictions on trading in the ESOP fund noted below under Plan Investments. The employer contribution receivable represents the Company’s matching contribution for 2025, which was deposited in the Plan in January 2026.
Participant Accounts
Each participant’s account is credited with applicable participant contributions, rollovers, employer contributions, and an allocation of the earnings (losses) of the investment funds in which the participant has elected to invest. Earnings (losses) allocations are based upon the participant account balance, as defined in the Plan document. In addition, applicable participant distributions and loans as well as an allocation of administrative expenses are charged to each participant’s account. Participants may invest their account balance in one or more of a variety of investment funds and are immediately 100 percent vested in their entire account balance.
Distributions to Participants
Upon separation from service with the Company due to death, disability, retirement, or termination, a participant having an account balance greater than $7,000, can elect to receive partial or lump sum payments. A participant whose vested account balance is less than $7,000, and depending on age, will have the account rolled over to a qualified IRA, or will receive a lump sum payment.
In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan.
Participant Loans
The Plan contains provisions allowing participants to borrow from their accounts. The minimum loan is $1,000 and the maximum is the lesser of 50 percent of the participant’s account balance or $50,000 minus the participant’s highest outstanding loan balance during the past 12 months. Each loan is secured by the balance in the participant’s account and bears interest at 1 percent above the prime interest rate at the date of issuance as determined monthly by the Plan Administrator. Principal and interest are repaid ratably through bi-weekly payroll deductions. Beginning January 1, 2018, participants may have no more than one outstanding loan at any time.
If a participant terminates employment with the Company, they may continue to make loan payments through a pre-authorized payment method. If the loan is not repaid, it will automatically be treated as a distribution to the participant on the last day of the calendar quarter following the calendar quarter in which it was due.
Plan Investments
The Plan offers a diversified selection of investments intended to satisfy ERISA requirements. Participants also have the option of investing in mutual funds in a self-directed brokerage account. The Plan includes an employee stock ownership plan (“ESOP”) fund. All participant and employer matching contributions credited to a participant’s account that are invested in qualifying employer securities are invested in the ESOP fund. The primary purpose of the ESOP fund is to benefit participants and beneficiaries by obtaining and retaining for them a position of equity ownership in the Company. Dividends paid on qualifying employer securities held in the ESOP are either reinvested in the ESOP or paid directly to the participant, per their election. Participants are subject to restrictions on trading in the ESOP fund in compliance with the Company's insider trading policy and Code of Ethics and Business Conduct.
Plan Termination
Although it has not expressed any intention to do so, the Company has the right to suspend or terminate the Plan at any time by action of its Board of Directors subject to the provisions of ERISA. In the event of a termination of the Plan, all participant account balances remain fully vested and are eligible for distribution.